Financial Instrument Risk Management - Maximum Exposure to Credit Risk (Details) - Credit risk - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	CAD 1,752	CAD 1,356
Loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,740	1,322
Guarantees
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	CAD 12	CAD 34